COMMITMENTS (Tables)	9 Months Ended
Sep. 30, 2025
Capital commitments [abstract]
Schedule of disclosure of commitment

In millions	September 30, 2025	December 31, 2024
Guarantees	$18.6	$36.5
Other commitments	330.5	339.5